Contract Acquisition Costs, net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets [Line Items]
Amortization related to payments for processing rights	$ 15,900,000	$ 17,700,000	$ 25,500,000
Amortization expense related to conversion costs	18,800,000	17,500,000	17,800,000
Contract Acquisition Costs | Payments for processing rights
Finite-Lived Intangible Assets [Line Items]
Impairment loss related to conversion cost	750,000
Contract Acquisition Costs | Conversion Costs
Finite-Lived Intangible Assets [Line Items]
Impairment loss related to conversion cost	$ 49,000